Non-Financial Assets	12 Months Ended
Dec. 31, 2020
Non-Financial Assets
Non-Financial Assets
18.	Non-Financial Assets

Non-financial assets are as follows:

In € thousand	12/31/2020	12/31/2019	01/01/2019
Prepaid expenses	153	96	68
Total non-current non-financial assets	153	96	68
Value added tax claims	3,420	741	1,293
Prepaid expenses	1,284	748	468
Miscellaneous other current non-financial assets	1,070	233	59
Total current non-financial assets	5,774	1,722	1,820
Total non-financial assets	5,927	1,818	1,888

Non-current prepaid expenses contain prepayments for multi-year contracts. Miscellaneous other current non-financial assets mainly include the insurance claim amounting to €906 thousand (December 31, 2019: €0 thousand, January 1, 2019: €0 thousand) (refer to note 9).